EARNINGS (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Denominator:
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Class A ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (909,443)	$ (131,855)	¥ (768,670)	¥ (635,610)
Net (loss) income from discontinued operations, net of tax	(24,552)	(3,562)	934,833	(648,334)
Net (loss) income attributable to ordinary shareholders-basic	(933,995)	(135,417)	166,163	(1,283,944)
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	(515,404)	(74,726)	(442,912)	(367,108)
Reallocation of net (loss) income from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	(13,912)	(2,015)	538,656	(374,456)
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares	(529,316)	(76,741)	95,744	(741,564)
Net (loss) income attributable to ordinary shareholders-diluted	¥ (1,463,311)	$ (212,158)	¥ 261,907	¥ (2,025,508)
Denominator:
Weighted average number of ordinary shares outstanding-basic	250,326,701	250,326,701	246,207,464	245,626,959
Conversion of Class C and Class B to Class A ordinary shares	141,865,947	141,865,947	141,865,947	141,865,947
Weighted average number of ordinary shares for continuing operations outstanding - diluted	392,192,648	392,192,648	388,073,411	387,492,906
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	392,192,648	392,192,648	388,073,411	387,492,906
Weighted average number of ordinary shares outstanding - diluted	392,192,648	392,192,648	388,073,411	387,492,906
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operation (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Class B ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (341,778)	$ (49,553)	¥ (293,707)	¥ (243,440)
Net (loss) income from discontinued operations, net of tax	(9,225)	(1,336)	357,198	(248,312)
Net (loss) income attributable to ordinary shareholders-basic	(351,003)	(50,889)	63,491	(491,752)
Net (loss) income attributable to ordinary shareholders-diluted	¥ (351,003)	$ (50,889)	¥ 63,491	¥ (491,752)
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares for continuing operations outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Weighted average number of ordinary shares outstanding - diluted	94,075,249	94,075,249	94,075,249	94,075,249
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operation (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Class C ordinary shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders-basic	¥ (173,626)	$ (25,173)	¥ (149,205)	¥ (123,668)
Net (loss) income from discontinued operations, net of tax	(4,687)	(679)	181,458	(126,144)
Net (loss) income attributable to ordinary shareholders-basic	(178,313)	(25,852)	32,253	(249,812)
Net (loss) income attributable to ordinary shareholders-diluted	¥ (178,313)	$ (25,852)	¥ 32,253	¥ (249,812)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares for continuing operations outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	47,790,698	47,790,698	47,790,698	47,790,698
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operation (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted (loss) income per share (in dollars per share) | (per share)	(3.73)	(0.54)	0.68	(5.23)
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollars per share) | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) (in dollar per share) | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)